Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 15, 2011
Income Taxes (Textual) [Abstract]
Percentage of uncertain income tax	0.50
Total liability for unrecognized tax benefits	$ 45,000	$ 45,000	$ 0
Accrual interest and/or penalties related to income tax	0	0
Unrecognized interest and/or penalties related to income tax	0	0
Valuation allowance recognized	21,193,000	11,156,000
Federal research and development tax credit carryforwards	0	0
Valuation allowance recognized	21,193,000	11,156,000
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Income tax net operating loss carryforwards	353,974,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
California research and development tax credit carryforwards	15,958,000
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Income tax net operating loss carryforwards	292,648,000
Foreign Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
California research and development tax credit carryforwards	$ 10,081,000